Acquisitions and Disposals (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Effect of Acquisitions on Consolidated Balance Sheet
The fair value of the net assets acquired are set out in the table below. The amounts are provisional and subject to change.

€ million
Intangible assets	3,345
Other non-current assets	249
Deferred tax (net)	(746)
Other financial assets	463
Trade and other receivables	74
Other current assets	94
Non-current liabilities	(159)
Current liabilities	(122)

Net assets acquired	3,198
Goodwill	2,096

Total consideration	5,294

Net cash outflow arising on acquisition:
Cash consideration	(449)
Less cash and cash equivalents acquired	36

Total outflow in the consolidated statement of cash flows	(413)

Summary of Impact of the Decrease in Shareholding on the Equity Attributable to Shareholders of the Group	The table below shows the impact of the decrease in shareholding on the equity attributable to shareholders of the Group.

€ million
67.2% share of HUL’s net assets acquired before acquisition of GSKCH	718
61.9% share of HUL’s net assets acquired after acquisition of GSKCH	661

Loss recognised in equity due to dilution	(57)
Gain arising from proportionate share of GSKCH’s net assets acquired	3,001

Net gain arising from the Main Horlicks acquisition recognized in equity	2,944